COMMITMENTS AND CONTINGENT LIABILITIES (Legal proceedings and contingencies) (Details) $ in Thousands, € in Millions, ZAR in Millions	1 Months Ended		12 Months Ended					96 Months Ended
	Nov. 30, 2015 USD ($)	Nov. 30, 2015 ILS (₪)	Dec. 31, 2015 USD ($) claims	Dec. 31, 2015 ILS (₪) claims	Dec. 31, 2014 USD ($) claims	Dec. 31, 2013 USD ($) claims	Dec. 31, 2013 ILS (₪) claims	Dec. 31, 2015 USD ($) claims	Nov. 30, 2015 ILS (₪)	Oct. 31, 2015 USD ($)	Oct. 31, 2015 EUR (€)	Oct. 31, 2015 ZAR	Apr. 27, 2014 USD ($)	Apr. 27, 2014 ILS (₪)	Dec. 31, 2012 claims	Aug. 31, 2012 USD ($)	Aug. 31, 2012 ILS (₪)	Apr. 30, 2012 USD ($)	Apr. 30, 2012 ILS (₪)	Jan. 31, 2008 USD ($)	Jan. 31, 2008 EUR (€)	Dec. 31, 2007 USD ($)	Dec. 31, 2007 ILS (₪)
Loss Contingencies [Line Items]
Estimate of possible loss, maximum																				$ 17,060	€ 15.7	$ 257	₪ 1,000,000
Total liability imposed			$ 4,654
Loss contingency liability, current			3,647					$ 3,647
Loss contingency liability, non-current			11,190					11,190
Non-current insurance receivable			$ 6,616					$ 6,616
Breach of Contract with Agent [Member] | Europe [Member]
Loss Contingencies [Line Items]
Estimate of possible loss, maximum										$ 7,727	€ 7.1
Breach of Contract with Agent [Member] | South Africa [Member]
Loss Contingencies [Line Items]
Estimate of possible loss, maximum										$ 2,808		ZAR 43.7
Health Claims [Member]
Loss Contingencies [Line Items]
Number of claims filed | claims								71
Damages granted						$ 1,400	₪ 5,300,000
Percentage of damages borne by the entity						33.00%	33.00%
Health Claims [Member] | Judicial Ruling [Member]
Loss Contingencies [Line Items]
Damages granted						$ 206	₪ 800,000
Total liability imposed						$ 112	₪ 436,669
Health Claims [Member] | Plaintiff [Member]
Loss Contingencies [Line Items]
Percentage of damages borne by the entity						40.00%	40.00%
Health Claims [Member] | Israeli Ministry of Industry [Member]
Loss Contingencies [Line Items]
Percentage of damages borne by the entity						27.00%	27.00%
Health Claims Filed in Magistrate Court [Member]
Loss Contingencies [Line Items]
Number of claims pending | claims			45					45
Maximum amount per claim			$ 641	₪ 2,500,000
Breach of Contract with Quartz Processor [Member]
Loss Contingencies [Line Items]
Amount of disputed payments			$ 55,000					$ 55,000
Breach of Contract Lawsuit Filed by Kfar Giladi Quarries [Member]
Loss Contingencies [Line Items]
Damages deposit amount	$ 25,600	₪ 100,000,000
Amount of injunction sought to prevent disposition of assets, plant and equipment	$ 38,200								₪ 149,200,000
Estimate of possible loss, maximum																		$ 59,700	₪ 232,800,000
Breach of Contract Lawsuit Filed Against Microgil and Kfar Giladi Quarries [Member]
Loss Contingencies [Line Items]
Estimate of possible loss, maximum																$ 19,600	₪ 76,600,000
New Silicosis Claim [Member]
Loss Contingencies [Line Items]
Number of claims filed | claims			19	19	28	8	8
Number of claims pending | claims			71		54	27	27	71							20
Amount of claim													$ 55,356	₪ 216,000,000
Total liability imposed			$ 0
Legal settelments and loss contingencies			4,654
Loss contingency liability			14,837					$ 14,837
Loss contingency liability, current			3,647					3,647
Loss contingency liability, non-current			11,190					11,190
Insurance receivable			10,183					10,183
Current insurance receivable			3,567					3,567
Non-current insurance receivable			$ 6,616					$ 6,616